UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-21761

                               KEELEY Funds, Inc.
                               __________________

               (Exact name of registrant as specified in charter)

                            401 South LaSalle Street
                                   Suite 1201
                             Chicago, Illinois 60605
               (Address of principal executive offices) (Zip code)

                                               Copy to:
       John L. Keeley, Jr.                     Stephen E. Goodman
       Keeley Asset Management Corp.           Meltzer Purtill & Stelle LLC
       401 South LaSalle Street                1515 E. Woodfield Road
       Suite 1201                              Schaumburg, Illinois 60173
       Chicago, Illinois 60605

                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (312) 786-5000
                                                           ______________


                      Date of fiscal year end: September 30
                                               ____________

                  Date of reporting period: September 30, 2006
                                            __________________

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30e-1).


                               [KEELEY FUNDS LOGO]

                        _________________________________

                           KEELEY MID CAP VALUE FUND
                        _________________________________

                                      KMCVX
                        _________________________________

                            KEELEY ALL CAP VALUE FUND
                        _________________________________

                                      KACVX




                                     ANNUAL
                                     REPORT

                               SEPTEMBER 30, 2006

                                    CONTENTS

KEELEY Mid Cap Value Fund

Letter to Shareholders........................................................16
Expense Example...............................................................18
Schedule of Investments ......................................................19
Statement of Assets and Liabilities...........................................21
Statement of Operations.......................................................21
Statements of Changes in Net Assets ..........................................22
Financial Highlights..........................................................23
Notes to Financial Statements.................................................31

KEELEY All Cap Value Fund

Letter to Shareholders........................................................24
Expense Example...............................................................26
Schedule of Investments ......................................................27
Statement of Assets and Liabilities...........................................29
Statement of Operations.......................................................29
Statements of Changes in Net Assets...........................................30
Financial Highlights..........................................................30
Notes to Financial Statements.................................................31

Report of Independent Registered Public Accounting Firm.......................35

KEELEY funds Directors and Officers...........................................36

________________________________________________________________________________

                            LETTER TO SHAREHOLDERS -
                        KEELEY MID CAP VALUE FUND (KMCVX)
________________________________________________________________________________


Dear KMCVX Shareholder,

During the past six months from April 1st, 2006 through September 30th,2006, the Fund's net assets grew to $54,512,516 and the number of shareholders grew to 2,717. For the fiscal year ending September 30th, 2006, the portfolio turnover was 63.76% and the expense ratio was 1.94%. However, as of October 1st, 2006, the Fund's adviser capped the expenses at 1.49% for the next two years. The Fund's portfolio is widely diversified with investments in 54 companies. The Fund is registered for sale in all 50 states and the District of Columbia. Our broker dealer network totals over 50 broker dealers and trust entities. As of September 30th, 2006, Keeley family interests represented a 15.95% investment in the fund.

For the quarter ended September 30th, 2006, the Fund's total return was -5.36% versus a return of 3.53% for the Russell Mid Cap Value Index. For the one year ending September 30th, 2006, the Fund's average annual return was 1.63% versus 12.28% for the Russell Mid Cap Value Index. Since the August 12th, 2005 inception, the Fund has returned 6.00% versus 13.62% for the Russell Mid Cap Value Index. Performance Data does not reflect the deduction of the sales load or fee, and that, if reflected, the load or fee would reduce the performance quoted.

Performance Data Including 4.5% Maximum Up-Front Sales Charge

For the quarter ended September 30th, 2006, the Fund had a loss of -9.63% versus a gain of 3.53% for the Russell Mid Cap Index. For the one year ending September 30th, 2006, the Fund's average annual return was -2.93% versus 12.28% for the Russell Mid Cap Value Index. Since inception, August 12th, 2005, the Fund has returned 1.24% versus 13.62% for the Russell Mid Cap Value Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and the current performance my be lower or higher than the performance data quoted. You may call toll-free at 888-933-5391, or visit our website at www.keeleyfunds.com to obtain performance data current to the most recent month end.

In the period ending September 30th, 2006, the Federal Reserve System under Chairman Bernake, appeared to be finished raising short term interest rates after moving up 17 times in 1/4 point increments over the past two years. After several strong periods, industrial and commodity equities were under stock market price pressure which negatively impacted our portfolio in the quarter. For example, the GDP growth rate showed signs of slowing with housing starts severely declining in the quarter and the price of oil declined some $17 per barrel to $60 per barrel by the end of the quarter. In addition, equities undergoing corporate restructuring do not always precisely track the relevant index in every period.

We believe that this under performance in the September quarter was temporary as the portfolio has gained in the early part of the December quarter due to strong earning trends in these sectors and our portfolio companies in general as well as a better tone which the stock market has assumed due to the leveling of interest rates and the elimination of the uncertainty of the mid term elections.

Thank you for your continued commitment to the Fund.

Sincerely,

/s/ John L. Keeley, Jr.
John L. Keeley, Jr.
President

You should consider the investment objectives, risks and charges and expenses of the investment company carefully before investing. For further details regarding such risks, including information on fees and expenses please refer to the Fund's prospectus. Read the Prospectus carefully before investing.

    [INVESTMENTS BY SECTOR PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]


      [INDEX COMPARISON LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]


                         Average annual total returns***
                    For the periods ended September 30, 2006


                                                                                            Since Commencement
                                  12 months ended     5 years ended     10 years ended         of Operations
                                     9/30/2006          9/30/2006          9/30/2006       8/12/2005 to 9/30/2006
                                  _______________     _____________     ______________     ______________________

KMCVX                                  +1.63%              N/A                N/A                  +6.00%
KMCVX (includes max
     4 1/2% front-end load)            -2.93%              N/A                N/A                  +1.24%
Russell Mid Cap Value Index           +12.28%              N/A                N/A                 +13.62%

*   Performance graph includes deduction 9 of 4 1/2% front end load.

**  The Russell Midcap(R) Value Index of common is an unmananged index of common stock prices that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. These Index figures do not reflect any deduction for fees, expenses or taxes, and are not available for investment.

*** PERFORMANCE DATA quoted represents past performance which is not predictive of future performance. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than their original cost.


                            Keeley Mid Cap Value Fund
                                 Expense Example
                For the Six Month Period Ended September 30, 2006
                                   (Unaudited)

As a shareholder of the KEELEY Mid Cap Value Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006 (the "period").

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period


                                     Beginning             Ending            Expenses paid during
                                   account value        account value          the period ended
                                   April 1, 2006      September 30, 2006       September 30, 2006*
                                 ________________     __________________     _____________________

Actual                               $1,000.00              $924.96                  $9.12
Hypothetical (5% return
     before expenses)                 1,000.00             1,015.48                   9.59

* Expenses are equal to the Fund's expense ratio of 1.89% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days the Fund operated during the period).


                            KEELEY Mid Cap Value Fund
                             SCHEDULE OF INVESTMENTS
                               September 30, 2006


 Number
of Shares                                                               Value
_________                                                            ___________

           COMMON STOCKS - 100.1%

           Apparel - 1.9%

   47,000  Hanesbrands, Inc.*                                         $1,057,970
                                                                     ___________

           Banks - 1.9%

   26,500  Mellon Financial Corp.                                      1,036,150
                                                                     ___________

           Building Materials - 4.1%

   14,000  Martin Marietta Materials, Inc.                             1,184,680
   20,500  Texas Industries, Inc.                                      1,067,230
                                                                     ___________

                                                                       2,251,910
                                                                     ___________

           Chemicals - 3.9%

   15,500  Ashland Inc.                                                  988,590
   18,000  FMC Corp.                                                   1,153,260
                                                                     ___________

                                                                       2,141,850
                                                                     ___________

           Coal - 1.6%

   55,000  Alpha Natural Resources, Inc.*                                866,800
                                                                     ___________

           Commercial Services - 3.7%

   43,000  Adesa, Inc.                                                   993,730
   38,000  PHH Corp.*                                                  1,041,200
                                                                     ___________

                                                                       2,034,930
                                                                     ___________

           Diversified Financial Services - 7.7%

   20,500  Ameriprise Financial, Inc.                                    961,450
   21,500  CIT Group, Inc.                                             1,045,545
   55,000  Janus Capital Group, Inc.                                   1,084,600
   38,000  Jefferies Group, Inc.                                       1,083,000
                                                                     ___________

                                                                       4,174,595
                                                                     ___________

           Electric - 5.5%

   24,500  Allegheny Energy, Inc.*                                       984,165
   21,000  Allete, Inc.                                                  912,450
   40,000  Mirant Corp.*                                               1,092,400
                                                                     ___________

                                                                       2,989,015
                                                                     ___________

           Eletronics - 2.1%

   24,000  Thomas & Betts Corp.*                                       1,145,040
                                                                     ___________


           Energy - Alternate Sources - 2.1%

   53,000  Covanta Holding Corp.*                                      1,141,090
                                                                     ___________

           Engineering and Construction - 3.6%

   42,000  Chicago Bridge & Iron Co. N.V.                              1,010,520
   24,500  Foster Wheeler Ltd.*                                          945,455
                                                                     ___________

                                                                       1,955,975
                                                                     ___________

           Holding Companies - Diversified - 3.6%

   39,000  Leucadia National Corp.                                     1,020,630
   22,500  Walter Industries, Inc.                                       960,300
                                                                     ___________

                                                                       1,980,930
                                                                     ___________

           Housewares - 2.0%

   38,000  Newell Rubbermaid, Inc.                                     1,076,160
                                                                     ___________

           Insurance - 5.6%

   44,500  Conseco, Inc.*                                                934,055
   25,000  Fidelity National Financial, Inc.                           1,041,250
   30,000  Genworth Financial, Inc.,
           Class A                                                     1,050,300
                                                                     ___________

                                                                       3,025,605
                                                                     ___________

           Lodging - 3.8%

   23,500  Gaylord Entertainment Co.*                                  1,030,475
   36,400  Wyndham Worldwide Corp.*                                    1,018,108
                                                                     ___________

                                                                       2,048,583
                                                                     ___________

           Machinery - Construction and Mining - 3.8%

   27,000  Joy Global, Inc.                                            1,015,470
   23,500  Terex Corp.*                                                1,062,670
                                                                     ___________

                                                                       2,078,140
                                                                     ___________

           Machinery - Diversified - 1.8%

   17,500  Rockwell Automation, Inc.                                   1,016,750
                                                                     ___________

           Media - 2.0%

   33,500  Tribune Co.                                                 1,096,120
                                                                     ___________

           Metal Fabricate/Hardware - 3.3%

   40,500  Commercial Metals Co.                                         823,365
   32,000  Timken Co.                                                    952,960
                                                                     ___________

                                                                       1,776,325
                                                                     ___________

           Miscellaneous Manufacturing - 12.9%

   15,500  The Brink's Co.                                               822,430
   24,000  Crane Co.                                                   1,003,200
   20,500  Dover Corp.                                                   972,520
   27,000  Ingersoll-Rand Co. Ltd.                                     1,025,460
   21,500  ITT Industries, Inc.                                        1,102,305
   13,500  Parker Hannifin Corp.                                       1,049,355
   38,000  Tyco International Ltd.                                     1,063,620
                                                                     ___________

                                                                       7,038,890
                                                                     ___________


                     See notes to the financial statements.

                            KEELEY Mid Cap Value Fund
                       SCHEDULE OF INVESTMENTS (Continued)
                               September 30, 2006

 Number
of Shares                                                               Value
_________                                                            ___________

           Oil and Gas - 11.9%

   29,400  Chesapeake Energy Corp.                                      $852,012
   22,300  Cimarex Energy Co.                                            784,737
   35,500  CNX Gas Corp.*                                                822,535
   26,300  Pioneer Natural Resources Co.                               1,028,856
   25,000  Plains Exploration &
           Production Co.*                                             1,072,750
   30,000  Quicksilver Resources, Inc.*                                  957,000
   33,000  Southwestern Energy Co.*                                      985,710
                                                                     ___________

                                                                       6,503,600
                                                                     ___________

           Oil and Gas Services - 1.6%

   16,000  FMC Technologies, Inc.*                                       859,200
                                                                     ___________

           Real Estate - 2.0%

   20,000  The St. Joe Co.                                             1,097,400
                                                                     ___________

           Retail - 2.0%

   33,200  Dillard's, Inc.                                             1,086,636
                                                                     ___________

           Savings and Loans - 1.9%

   79,500  Hudson City Bancorp, Inc.                                   1,053,375
                                                                     ___________

           Software - 1.9%

   35,000  MoneyGram International, Inc.                               1,017,100
                                                                     ___________

           Transportation - 1.9%

   37,000  Kansas City Southern*                                       1,010,470
                                                                     ___________

           Total Common Stocks

           (Cost $53,646,171)                                         54,560,609
                                                                     ___________

           SHORT-TERM INVESTMENTS - 0.1%

   59,900  US Bank Demand Note, 5.07%                                     59,900
                                                                     ___________

           Total Short-term Investments

           (Cost $59,900)                                                 59,900
                                                                     ___________

           Total Investments - 100.2%

           (Cost $53,706,071)                                         54,620,509

           Other Liabilities Less
           Assets - (0.2)%                                             (107,993)
                                                                     ___________

           NET ASSETS - 100.0%                                       $54,512,516
                                                                     ===========

                             * Non-Income Producing

                      Percentages are based on net assets.


                     See notes to the financial statements.

                            KEELEY Mid Cap Value Fund
                             STATEMENT OF ASSETS AND
                                   LIABILITIES
                               September 30, 2006


ASSETS:

Investments at value
     (cost $53,706,071)                                          $ 54,620,509
Cash                                                                    1,896
Receivable for investments sold                                       138,807
Receivable for shares issued                                          320,984
Dividends and interest receivable                                      13,824
Prepaid expenses and other assets                                      20,958
                                                                 ____________

Total Assets                                                       55,116,978
                                                                 ____________

LIABILITIES:

Payable for investments purchased                                      59,175
Payable for shares redeemed                                           380,382
Payable to Adviser                                                     34,531
Accrued 12b-1 fees                                                     10,807
Other accrued expenses                                                119,567
                                                                 ____________

Total Liabilities                                                     604,462
                                                                 ____________

NET ASSETS                                                       $ 54,512,516
                                                                 ============

NET ASSETS CONSIST OF:

Capital stock                                                    $ 54,975,951
Accumulated undistributed net
     realized loss on investments                                  (1,377,873)
Net unrealized appreciation on
     investments                                                      914,438
                                                                 ____________

NET ASSETS                                                       $ 54,512,516
                                                                 ============

CAPITAL STOCK, $0.0001 par value

Authorized                                                        100,000,000
Issued and outstanding                                              5,143,599

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                   $      10.60
                                                                 ============

MAXIMUM OFFERING PRICE PER SHARE ($10.60 / 0.955)                $      11.10
                                                                 ============



                            KEELEY Mid Cap Value Fund
                             STATEMENT OF OPERATIONS
                      For the Year Ended September 30, 2006


INVESTMENT INCOME:

Dividend income (net of $1925 of
     foreign withholding taxes)                                   $   322,314
Interest Income                                                         1,216
                                                                  ___________

Total Investment Income                                               323,530
                                                                  ___________

EXPENSES:

Investment advisory fees                                              382,304
12b-1 fees                                                             95,576
Transfer agent fees and expenses                                       82,113
Professional fees                                                      49,630
Reports to shareholders                                                40,251
Fund accounting fees                                                   35,139
Administration fees                                                    28,623
Custody fees                                                           31,435
Directors' fees                                                        17,467
Federal registration fees                                              27,251
Other                                                                  77,400
                                                                  ___________

Total expenses before reimbursement                                   867,189
Reimbursement of expenses by Adviser                                 (123,634)
                                                                  ___________


NET EXPENSES                                                          743,555
                                                                  ___________

NET INVESTMENT LOSS                                                  (420,025)
                                                                  ___________

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized loss on investments                                   (1,377,873)
Change in net unrealized appreciation on investments                  541,368
                                                                  ___________

Net Loss on Investments                                              (836,505)
                                                                  ___________

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(1,256,530)
                                                                  ===========


                     See notes to the financial statements.


                                       KEELEY Mid Cap Value Fund
                                   STATEMENT OF CHANGES IN NET ASSETS


                                                                                        Period from
                                                                                       August 15, 2005
                                                                      Year Ended       (Commencement
                                                                     September 30,   of Operations) to
                                                                         2006        September 30, 2005
                                                                     ____________    __________________
OPERATIONS:

Net investment loss                                                   $  (420,025)       $     (13,445)
Net realized loss on investments                                       (1,377,873)                   -
Change in net unrealized appreciation on investments                      541,368              373,070
                                                                      ___________        _____________

Net increase/(decrease) in net assets resulting from operations        (1,256,530)             359,625
                                                                      ___________        _____________

CAPITAL STOCK TRANSACTIONS:

Proceeds from 4,761,960 and 1,085,109 shares issued, respectively      52,244,763           10,959,608

Cost of 718,448 and 22 shares redeemed, respectively                   (7,944,725)                (225)
                                                                      ___________        _____________

Net increase from capital stock transactions                           44,300,038           10,959,383
                                                                      ___________        _____________


TOTAL INCREASE IN NET ASSETS                                           43,043,508           11,319,008

NET ASSETS:

Beginning of period                                                    11,469,008              150,000
                                                                      ___________        _____________

End of period                                                         $54,512,516        $  11,469,008
                                                                      ===========        =============

Accumulated undistributed net investment loss                         $         -        $           -
                                                                      ===========        =============



                     See notes to the financial statements.


                                         KEELEY Mid Cap Value Fund
                                            FINANCIAL HIGHLIGHTS
                                                                                     Period from
                                                                                    August 15, 2005
                                                                                    (Commencement
                                                                   Year Ended       of Operations)
                                                                  September 30,     to September 30,
                                                                      2006               2005
                                                                  ____________      ________________

PER SHARE DATA (1)

Net asset value, beginning of period                               $ 10.43               $ 10.00

Income from investment operations:

Net investment loss                                                  (0.08)                (0.01)
Net unrealized gain on investments                                    0.25                  0.44
                                                                   _______               _______

Total from investment operations                                      0.17                  0.43
                                                                   _______               _______

Net asset value, end of period                                     $ 10.60               $ 10.43
                                                                   =======               =======

Total return (2)(3)                                                   1.63%                 4.30%

Supplemental data and ratios:

Net assets, end of period (in 000's)                               $54,513               $11,469
Ratio of net expenses to average net assets (4)(5)                    1.94%                 2.00%
Ratio of net investment loss to average net assets (4)(5)            (1.10)%               (1.32)%
Portfolio turnover rate (3)                                          63.76%                 0.00%



(1)  Per share data is for a share outstanding throughout the period.

(2)  The total return calculation does not reflect the sales load imposed on the purchase of shares
     (see Note 7).

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Without fees reimbursed, the ratio of net expenses to average net assets would have been 2.27%, and the ratio of net investment loss to average net assets would have been -1.42% for the year ended September 30, 2006. For the two year period beginning on October 1, 2006, the Adviser has agreed to cap the ratio of net expenses to average net assets at 1.49% on an annual basis.



                     See notes to the financial statements.

________________________________________________________________________________

                            LETTER TO SHAREHOLDERS -
                       KEELEY ALL CAP VALUE FUND (KACVX)
________________________________________________________________________________

Dear KACVX Shareholder,

On June 14, 2006, the Securities and Exchange Committee declared the KEELEY All Cap Value Fund effective for sale by prospectus. Our third mutual fund was seeded with $1,000,000 and employs the corporate restructuring investment theme while investing in companies of any market capitalization. As of September 30th, 2006, Keeley family interests represented a 37.6% investment in the fund.

At the end of the September 30th, 2006 stub period, the Fund had $14,928,430 in net assets with 69 securities positions and 589 shareholders. The portfolio turnover was 25.66% which is higher than normal as portfolio positions were established and the expense ratio was 1.72%. However, as of October 1st, 2006, the Fund's adviser capped the expenses at 1.49% for the next two years. The Fund is registered for sale in all 50 states and the District of Columbia. Our broker dealer network totals over 90 broker dealers and trust entities.

For the quarter ended September 30th, 2006, the Fund's total return was -7.02% versus a return of 5.88% for the Russell 3000 Value Index. Since inception to September 30th, the Fund had a loss of -0.70% versus a gain of 10.54% for the Russell 3000 Index during this 3 1/2 month period. Performance Data does not reflect the deduction of the sales load or fee, and that, if reflected, the load or fee would reduce the performance quoted.

Performance Data Including 4.5% Maximum Up-Front Sales Charge

For the quarter ended September 30th, 2006, the Fund's total return was -11.18% versus a return of 5.88% for the Russell 3000 Value Index. Since inception, June 14th, 2006, the Fund's total return was -5.16% versus 10.54% for the Russell 3000 Value Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and the current performance my be lower or higher than the performance data quoted. You may call toll-free at 888-933-5391, or visit our website at www.keeleyfunds.com to obtain performance data current to the most recent month end.

In the period ending September 30th, 2006, the Federal Reserve System under Chairman Bernake, appeared to be finished raising short term interest rates after moving up 17 times in 1/4 point increments over the past two years. After several strong periods, industrial and commodity equities were under stock market price pressure which negatively impacted our portfolio in the quarter. For example, the GDP growth rate showed signs of slowing with housing starts severely declining in the quarter and the price of oil declined some $17 per barrel to $60 per barrel by the end of the quarter. In addition, equities undergoing corporate restructuring do not always precisely track the relevant index in every period.

We believe that this under performance in the September quarter was temporary as the portfolio has gained in the early part of the December quarter due to strong earning trends in these sectors and our portfolio companies in general as well as a better tone which the stock market has assumed due to the leveling of interest rates and the elimination of the uncertainty of the mid term elections.

Thank you for your continued commitment to the Fund.

Sincerely,


/s/ John L. Keeley, Jr.
John L. Keeley, Jr.
President

You should consider the investment objectives, risks and charges and expenses of the investment company carefully before investing. For further details regarding such risks, including information on fees and expenses please refer to the Fund's prospectus. Read the Prospectus carefully before investing.

    [INVESTMENTS BY SECTOR PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

                           KEELEY All Cap Value Fund
                                Expense Example
              From Inception, June 14, 2006, to September 30, 2006
                                  (Unaudited)

As a shareholder of the KEELEY All Cap Value Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 14, 2006 to September 30, 2006 (the "period").

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

                          Beginning          Ending         Expenses paid during
                        account value     account value        the period ended
                        June 14, 2006   September 30, 2006    September 30,2006*
                        _____________   __________________  ____________________

Actual                    $1,000.00          $ 993.00                 $5.12
Hypothetical (5% return
     before expenses)      1,000.00          1,019.87                 $5.20

* Expenses are equal to the Fund's annualized expense ratio of 1.72% for the period, multiplied by the average account value over the period, multiplied by 109/365 (to reflect the number of day that the fund operated during the period).

                           KEELEY All Cap Value Fund
                            SCHEDULE OF INVESTMENTS
                               September 30, 2006

Shares                                                               Value
______                                                            ___________

        COMMON STOCKS - 100.0%

        Agriculture - 1.3%

 5,000  Archer-Danials-Midland Co.                                   $189,400
                                                                  ___________
        Apparel - 1.6%

10,500  Hanesbrands, Inc.*                                            236,355
                                                                  ___________
        Banks - 3.0%

 4,000  Comerica Inc.                                                 227,680
 5,800  Mellon Financial Corp.                                        226,780
                                                                  ___________

                                                                      454,460
                                                                  ___________
        Building Materials - 3.1%

 2,800  Martin Marietta Materials, Inc.                               236,936
 4,400  Texas Industries, Inc.                                        229,064
                                                                  ___________

                                                                      466,000
                                                                  ___________
        Chemicals - 3.3%

 3,700  Ashland Inc.                                                  235,986
 4,000  FMC Corp.                                                     256,280
                                                                  ___________

                                                                      492,266
                                                                  ___________
        Commercial Services - 1.4%

13,000  Integrated Electrical Services, Inc.*                         205,530
                                                                  ___________
        Diversified Financial Services - 4.8%

 4,700  Ameriprise Financial, Inc.                                    220,430
 4,700  JP Morgan Chase & Co.                                         220,712
 3,600  NYSE Group, Inc.                                              269,100
                                                                  ___________

                                                                      710,242
                                                                  ___________
        Electric - 1.3%

 4,400  Allete, Inc.                                                  191,180
                                                                  ___________
        Eletronics - 1.4%

16,500  Nu Horizons Electronics Corp.*                                210,210
                                                                  ___________
        Engineering and Construction - 5.8%

16,000  ABB Ltd. ADR                                                  210,880
 9,000  Chicago Bridge & Iron Co. N.V.                                216,540
 5,900  Foster Wheeler Ltd.*                                          227,681
 5,000  McDermott International, Inc.*                                209,000
                                                                  ___________

                                                                      864,101
                                                                  ___________
        Food - 1.5%

13,700  Sara Lee Corp.                                                220,159
                                                                  ___________
        Hand/Machine Tools - 1.4%

 4,700  Regal-Beloit Corp.                                            204,450
                                                                  ___________
        Holding Companies - Diversified - 1.4%

 5,000  Walter Industries, Inc.                                       213,400
                                                                  ___________

        Household Products - 1.5%

3,000   Fortune Brands, Inc.                                          225,330
                                                                  ___________
        Housewares - 1.5%

7,700   Newell Rubbermaid, Inc.                                       218,064
                                                                  ___________
        Insurance - 5.9%

10,500  Conseco, Inc.*                                                220,395
 5,500  Fidelity National Financial, Inc.                             229,075
 6,000  Genworth Financial, Inc., Class A                             210,060
 5,000  Unitrin, Inc.                                                 220,850
                                                                  ___________

                                                                      880,380
                                                                  ___________
        Iron/Steel - 5.6%

 3,600  Allegheny Technologies, Inc.                                  223,884
 5,600  Chaparral Steel Co.*                                          190,736
 4,500  Oregon Steel Mills, Inc.*                                     219,915
 3,600  United States Steel Corp.                                     207,648
                                                                  ___________

                                                                      842,183
                                                                  ___________
        Lodging - 4.5%

 3,300  Las Vegas Sands Corp.*                                        225,555
 6,000  Orient-Express Hotels Ltd.                                    224,280
 8,000  Wyndham Worldwide Corp.*                                      223,760
                                                                  ___________

                                                                      673,595
                                                                  ___________
        Machinery - Construction and Mining - 1.5%

 6,000  Joy Global, Inc.                                              225,660
                                                                  ___________
        Machinery - Diversified - 1.6%

 4,000  Rockwell Automation, Inc.                                     232,400
                                                                  ___________
        Media - 4.5%

 3,700  The McGraw-Hill Cos., Inc.                                    214,711
16,500  The Readers Digest
        Association, Inc.                                             213,840
 7,500  Tribune Co.                                                   245,400
                                                                  ___________

                                                                      673,951
                                                                  ___________
        Metal Fabricate/Hardware - 5.2%

 9,500  Commercial Metals Co.                                         193,135
12,500  L.B. Foster Co.*                                              201,250
14,000  Mueller Water Products, Inc.*                                 204,540
 6,200  Timken Co.                                                    184,636
                                                                  ___________

                                                                      783,561
                                                                  ___________
        Mining - 1.4%

 5,000  Newmont Mining Corp.                                          213,750
                                                                  ___________
        Miscellaneous Manufacturing - 13.2%

 7,000  American Railcar Industries, Inc.                             203,770
 4,900  Crane Co.                                                     204,820
 4,300  Dover Corp.                                                   203,992


                     See notes to the financial statements.

                           KEELEY All Cap Value Fund
                      SCHEDULE OF INVESTMENTS (Continued)
                               September 30, 2006

Shares                                                               Value
______                                                            ___________

        Miscellaneous Manufacturing
        (continued)

15,000  Hexcel Corp.*                                                $212,250
 5,500  Honeywell International, Inc.                                 224,950
 5,700  Ingersoll-Rand Co. Ltd.                                       216,486
 4,600  ITT Industries, Inc.                                          235,842
 2,600  Textron, Inc.                                                 227,500
 9,000  Tyco International Ltd.                                       251,910
                                                                  ___________

                                                                    1,981,520
                                                                  ___________
        Oil and Gas - 8.5%

 8,500  CNX Gas Corp.*                                                196,945
 7,400  Comstock Resources, Inc.*                                     200,910
16,000  EXCO Resources, Inc.*                                         198,560
20,000  Petrohawk Energy Corp.*                                       207,600
 6,000  Pioneer Natural Resources Co.                                 234,720
 7,500  Southwestern Energy Co.*                                      224,025
                                                                  ___________

                                                                    1,262,760
                                                                  ___________
        Oil and Gas Services - 2.9%

 7,500  Halliburton Co.                                               213,375
 6,500  Helix Energy Solutions Group Inc.*                            217,100
                                                                  ___________

                                                                      430,475
                                                                  ___________
        Pharmaceuticals - 1.3%

 5,000  Hospira, Inc.                                                 191,350
                                                                  ___________

        Retail - 3.2%

 6,500  Dillard's, Inc.                                               212,745
 1,500  Federated Department Stores, Inc.                              64,815
16,000  The Pep Boys - Manny, Moe & Jack                               205,600
                                                                  ___________

                                                                      483,160
                                                                  ___________


        Savings and Loans - 1.5%

16,500  Hudson City Bancorp, Inc.                                     218,625
                                                                  ___________
        Software - 1.9%

 4,000  MasterCard, Inc.                                              281,400
                                                                  ___________
        Transportation - 3.0%

 9,500  Genesee & Wyoming, Inc.*                                      220,590
 2,600  Union Pacific Corp.                                           228,800
                                                                  ___________

                                                                      449,390
                                                                  ___________
        Total Common Stocks

        (Cost $15,029,941)                                         14,925,307
                                                                  ___________
        SHORT-TERM INVESTMENTS - 0.5%

74,800  USBank Demand Note 5.07%                                       74,800
                                                                  ___________
        Total Short-term Investments

        (Cost $74,800)                                                 74,800
                                                                  ___________
        Total Investments - 100.5%

        (Cost $15,104,741)                                         15,000,107

        Liabilities Less Other
        Assets - (0.5)%                                               (71,677)
                                                                  ___________

        NET ASSETS - 100.0%                                       $14,928,430
                                                                  ===========
                       * Non-income producing securities.

                      Percentages are based on net assets.


                     See notes to the financial statements.

                           KEELEY All Cap Value Fund
                            STATEMENT OF ASSETS AND
                                  LIABILITIES
                               September 30, 2006


ASSETS:

Investments at value (cost $15,104,741)                           $15,000,107
Cash                                                                    1,175
Receivable for investments sold                                       217,797
Receivable for shares issued                                           80,913
Dividends and interest receivable                                       7,096
Prepaid expenses and other assets                                       1,509
                                                                  ___________

Total Assets                                                       15,308,597
                                                                  ___________
LIABILITIES:

Payable for investments purchased                                     331,234
Payable to Adviser                                                      4,592
Accrued 12b-1 fees                                                      2,867
Other accrued expenses                                                 41,474
                                                                  ___________

Total Liabilities                                                     380,167
                                                                  ___________

NET ASSETS                                                        $14,928,430
                                                                  ===========
NET ASSETS CONSIST OF:

Capital stock                                                      15,223,384
Accumulated undistributed net realized loss on investments           (190,320)
Net unrealized depreciation on investments                           (104,634)
                                                                  ___________

NET ASSETS                                                        $14,928,430
                                                                  ===========
CAPITAL STOCK, $0.0001 par value

Authorized                                                        100,000,000
Issued and outstanding                                              1,503,771

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                          $9.93
                                                                  ===========

MAXIMUM OFFERING PRICE PER SHARE ($9.93/0.955)                         $10.40
                                                                  ===========

                           KEELEY All Cap Value Fund
                            STATEMENT OF OPERATIONS
                        For the Period June 14, 2006 to
                               September 30, 2006


INVESTMENT INCOME:

Dividend income (net of $70 of foreign withholding taxes)         $    30,992
Interest Income                                                         2,361
                                                                  ___________

Total Investment Income                                                33,353
                                                                  ___________
EXPENSES:

Investment advisory fees                                               28,660
Professional fees                                                      16,191
Transfer agent fees and expenses                                       15,465
Administration fees                                                     8,834
Fund accounting fees                                                    8,689
12b-1 fees                                                              7,165
Reports to shareholders                                                 6,725
Directors' fees                                                         5,983
Custody fees                                                            4,922
Federal registration fees                                               2,171
Other                                                                  10,140
                                                                  ___________

Total expenses before reimbursement                                   114,945
Reimbursement of expenses by Adviser                                  (65,150)
                                                                  ___________

NET EXPENSES                                                           49,795
                                                                  ___________

NET INVESTMENT LOSS                                                   (16,442)
                                                                  ___________
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized loss on investments                                     (190,222)
Change in net unrealized depreciation on investments                 (104,634)
                                                                  ___________

Net Loss on Investments                                              (294,856)
                                                                  ___________

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (311,298)
                                                                  ===========


                     See notes to the financial statements.

                           KEELEY All Cap Value Fund
                              STATEMENT OF CHANGES
                                 IN NET ASSETS

                                                              Period from
                                                             June 14, 2006
                                                             (Commencement
                                                           of Operations) to
                                                           September 30, 2006
                                                           __________________
OPERATIONS:

Net investment loss                                              $    (16,442)
Net realized loss on investments                                     (190,222)
Change in net unrealized appreciation on investments                 (104,634)
                                                                 ____________

Net decrease in net assets resulting from operations                 (311,298)
                                                                 ____________
CAPITAL STOCK TRANSACTIONS:

Proceeds from 1,505,318 shares issued                              15,255,185
Cost of 1,547 shares redeemed                                         (15,457)
Net increase from capital stock transactions                       15,239,728
                                                                 ____________

TOTAL INCREASE IN NET ASSETS                                       14,928,430

NET ASSETS:

Beginning of period                                                         -
                                                                 ____________

End of period                                                    $ 14,928,430
                                                                 ============

Accumulated undistributed net investment loss                    $          -
                                                                 ============

                           KEELEY All Cap Value Fund
                              FINANCIAL HIGHLIGHTS

                                                              Period from
                                                             June 14, 2006
                                                             (Commencement
                                                           of Operations) to
                                                           September 30, 2006
                                                           __________________

PER SHARE DATA (1)

Net asset value, beginning of period                                  $ 10.00

Income from investment operations:

Net investment loss                                                     (0.01)
Net unrealized gain on investments                                      (0.06)
                                                                     ________

Total from investment operations                                        (0.07)
                                                                     ________

Net asset value, end of period                                        $  9.93
                                                                     ========

Total return (2) (3)                                                    (0.70)%

Supplemental data and ratios:

Net assets, end of period (in 000's)                                  $14,928
Ratio of net expenses to average net assets (4) (5)                      1.72%
Ratio of net investment loss to average net assets (4) (5)              (0.57)%
Portfolio turnover rate (3)                                             25.66%


(1)  Per share data is for a share outstanding throughout the period.

(2) The total return calculation does not reflect the sales load imposed on the purchase of shares (see Note 7).

(3) Not annualized for periods less than one year. (4) Annualized for periods less than one year. (5) Without fees reimbursed, the ratio of net expenses to average net assets would have been 3.97%, and the ratio of net investment loss to average net assets would have been -2.82% for the period from June 14, 2006 (commencement of operations) to September 30, 2006. For the two year period beginning on October 1, 2006, the Adviser has agreed to cap the ratio of net expenses to average net assets at 1.49% on an annual basis.


                     See notes to the financial statements.

                               KEELEY Funds, Inc.
                        NOTES TO THE FINANCIAL STATEMENTS
                               September 30, 2006

1. ORGANIZATION

          KEELEY Funds, Inc. (the "Company") was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end investment company. The Company consists of the KEELEY Mid Cap Value Fund ("KMCVX") and the KEELEY All Cap Value Fund ("KACVX"), each a series. KMCVX commenced operations on August 15, 2005, and KACVX commenced operations on June 14, 2006 ("commencement date"). KMCVX and KACVX will be collectively referred to herein as the "Funds".

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

          a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. For each investment that is fair valued, the Board of Directors considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

          In September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Company.

                               KEELEY Funds, Inc.
                 NOTES TO THE FINANCIAL STATEMENTS (Continued)
                               September 30, 2006

          b) Federal Income and Excise Taxes - It is the Company's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Company. Therefore, no federal income or excise tax provision is required.

          On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

          c) Distributions to Shareholders - Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized gains, if any, will be declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. The Company may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. Where appropriate, reclassifications between capital accounts are made for only those differences that are permanent in nature.

          d) Other - Investment transactions are recorded on the trade date. The Company determines the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

          e) Guarantees and Indemnifications - In the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims against the Company that have not yet occurred. Based on experience, the Company expects the risk of loss to be remote.

3. INVESTMENT ADVISORY AGREEMENT

          The Company has an agreement with Keeley Asset Management Corp. (the "Adviser"), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Company. Under the terms of this agreement, the Funds each pay the Adviser a monthly fee at the annual rate of 1.00% of each fund's first $350 million, 0.90% of the next $350 million, and 0.80% in excess of $700 million of each fund's average daily net assets. Under the investment advisory agreement for the period ended September 30, 2006, if the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and

                               KEELEY Funds, Inc.
                 NOTES TO THE FINANCIAL STATEMENTS (Continued)
                               September 30, 2006

     extraordinary items) exceeded 2.00% of KMCVX's average daily net assets, and 2.00% KACVX's average daily net assets, the Adviser reimbursed KMCVX and KACVX for the amount of such excess expenses.

          Under the investment advisory agreement for the two-year period commencing October 1, 2006, if the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.49% of KMCVX's average daily net assets, and 1.49% of KACVX's average daily net assets, the Adviser will reimburse KMCVX and KACVX for the amount of such excess expenses.

4. DISTRIBUTION PLAN

          The Company has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan is designed to reimburse Keeley Investment Corp. (the "Distributor"), with whom certain officers and directors of the Company are affiliated, for certain promotional and other sales related costs and to permit the Company to compensate other dealers of its shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the plan do not exceed 0.25% of the average daily net assets of the Funds. The Funds paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor's and each dealer's existing brokerage clients. For the period from October 1, 2005 to September 30, 2006, KMCVX paid $95,576, of which $30,482 was paid to the Distributor. KACVX paid $7,165 of distribution fees, of which $2,953 was paid to the Distributor.

5. INVESTMENT TRANSACTIONS

          The aggregate purchases and sales of securities, excluding short-term investments, for KMCVX for the period from October 1, 2005 to September 30, 2006, were $68,366,574 and $24,090,356, respectively. For the period from October 1, 2005 to September 30, 2006, KMCVX paid $140,390 of brokerage commissions on trades of securities to the Distributor.

          The aggregate purchases and sales of securities, excluding short-term investments, for KACVX for the period from June 14, 2006 to September 30, 2006, were $17,799,500 and $2,652,296, respectively. For the period from June 14, 2006 to September 30, 2006, KACVX paid $28,341 of brokerage commissions on trades of securities to the Distributor.

6. FEDERAL INCOME TAX INFORMATION

          At September 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

                                                      KMCVX         KACVX
                                                  ____________  ____________

Cost of Investments ..............................$ 53,715,406  $ 15,104,741
                                                  ============  ============

Gross Unrealized Appreciation ....................$  3,697,754  $    436,520
Gross Unrealized Depreciation ....................  (2,792,651)     (541,154)
                                                  ____________  ____________
Net Unrealized Appreciation
     (Depreciation) on investments ...............$    905,103  $   (104,634)
                                                  ============  ============

                               KEELEY Funds, Inc.
                 NOTES TO THE FINANCIAL STATEMENTS (Continued)
                               September 30, 2006

          The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences resulting from wash sale transactions during the year.

          At September 30, 2006, KMCVX and KACVX had net Post-October realized capital losses of $1,297,709, and 190,320, respectively, from transactions between November 1, 2005, and September 30, 2006.

          At September 30, 2006, KMCVX had accumulated capital loss carryforwards for federal income tax purposes of $70,829 expiring in 2014. To the extent that KMCVX may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.

          As of September 30, 2006 the components of accumulated (deficit) on a tax basis were as follows:

                                                      KMCVX         KACVX
                                                  ____________  ____________

Accumulated Capital and Other Losses .............$ (1,368,538)    $(190,320)
Unrealized Appreciation (Depreciation)
     on Investments ..............................     905,103      (104,634)
                                                  ____________  ____________

Total Accumulated (Deficit) ......................$   (463,435)    $(294,954)
                                                  ============  ============

7. OFFERING PRICE PER SHARE

          The public offering price is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.5%.

          The Distributor retains the entire sales charge when it makes sales directly to the public. Otherwise, when sales are made through dealers, the Distributor receives a portion of the related sales charge. For the period from October 1, 2005 to September 30, 2006, KMCVX was advised that the Distributor received $189,862 of sales charges. For the period from June 14, 2006 to September 30, 2006, KACVX was advised that the Distributor received $38,829 of sales charges. Sales charges are not an expense of the Funds and are not reflected in the financial statements of the Funds.

          As specified in the Funds' Prospectuses, reduced sales charges are available through a right of accumulation and certain sales of shares of the Funds can be made at net asset value per share.

8. LINE OF CREDIT ARRANGEMENTS

          The Funds are parties to uncommitted line of credit agreements with U.S. Bank, N.A., expiring March 1st, 2007, under which KMCVX may borrow up to the lesser of (a) $2.75 million or (b) 10% of the market value of the assets of KMCVX. Under a separate agreement, KACVX may borrow up to the lesser of (a) $530,000 or (b) 10% of the market value of the assets of KACVX. Interest is charged on borrowings at the prevailing Prime Rate. The Funds have borrowed under these agreements from time to time to increase the efficiency of cash flow management. For the period ended September 30, 2006, KMCVX and KACVX made interest payments of $73 and $0, respectively.

9. RELATED PARTY TRANSACTIONS

          As of September 30, 2006, one director of KMCVX beneficially owned 820,580 shares of KMCVX, which represents 15.95% of the fund's outstanding shares.

          As of September 30, 2006, one director of KACVX beneficially owned 565,350 shares of the KACVX, which represents 37.60% of the fund's outstanding shares.

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of KEELEY Small Cap Value Fund, Inc. and KEELEY Funds, Inc. (constituting KEELEY Mid Cap Value Fund and KEELEY All Cap Value Fund, hereafter referred to as the "Funds") at September 30, 2006, the results of each of their operations for the year or period then ended, and the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Milwaukee, WI
November 29, 2006

                                                KEELEY funds Directors and Officers

Independent Directors

                                                                                                  Number of           Other
                                                 Term of                                          Portfolios      Directorships
                                Position(s)    Office* and                                        Overseen         Held Outside
                                 Held with      Length of         Principal Occupation(s)         Within the         the Fund
Name, Age and Address              Fund        Time Served       During the Past Five Years      Fund Complex        Complex
____________________________   ____________   ______________   ______________________________   ______________   _______________

Jerome J. Klingenberger          Director        Served as        Executive Vice President             3               None
Age: 51                                       Director since    and Chief Financial Officer
561 Hillgrove Ave.                                 1999        for Grayhill, Inc. (electronic
LaGrange, IL 60525                                                 components and control
                                                                          systems)
________________________________________________________________________________________________________________________________

John G. Kyle                     Director        Served as       Owner and operator of Shell           3               None
Age: 65                                       Director since      Oil Services Stations and
10 Skokie Hwy                                      1993              Gasoline Distributor
Highland Park, IL 60035
________________________________________________________________________________________________________________________________

John F. Lesch                    Director        Served as     Attorney with Nisen & Elliott,          3               None
Age: 66                                       Director since                LLC
200 W Adams Street                                 1993
Suite 2500
Chicago, IL 60606
________________________________________________________________________________________________________________________________

Sean P. Lowry                    Director        Served as      Executive Vice President of            3               None
Age: 52                                       Director since        Pacor Mortgage Corp.
401 South LaSalle Street                           1999
Suite 605
Chicago, IL 60605
________________________________________________________________________________________________________________________________

Elwood P. Walmsley               Director        Served as        Owner of J. FitzWoody's              3               None
Age: 65                                       Director since    Lakeshore Grill, since 2002
100 Cobblestone Court                              1999           and Director of Sales for
Twin Lakes, WI 53181                                              H.B. Taylor Company (food
                                                                services), since 2003; Prior
                                                                  thereto, National Account
                                                                  Executive for Haarmann &
                                                                  Reimer, Division of Bayer
                                                                  International, since 1999.
________________________________________________________________________________________________________________________________

Walter D. Fitzgerald             Director        Served as        Vice President, RBC Dain             3               None
Age: 65                                       Director since   Rauscher until retirement June
315 Jeffery Lane Northfield                        2006                    1, 2005
IL 60093
________________________________________________________________________________________________________________________________

Interested Director and Officers

                                                                                                  Number of           Other
                                                 Term of                                          Portfolios      Directorships
                                Position(s)    Office* and                                        Overseen         Held Outside
                                 Held with      Length of         Principal Occupation(s)         Within the         the Fund
Name, Age and Address              Fund        Time Served       During the Past Five Years      Fund Complex        Complex
____________________________   ____________   ______________   ______________________________   ______________   _______________

John L. Keeley, Jr.            Director and     Served as        President and Treasurer of            3            Marquette
Age: 66                          President     Director and       Keeley Investment Corp.,                        National Corp.
401 South LaSalle Street                        President        President of Keeley Asset
Suite 1201                                      since 1993        Management Corp., KEELEY
Chicago, IL 60605                                                Small Cap Value Fund, Inc.
                                                                    and Keeley Funds, Inc.
________________________________________________________________________________________________________________________________

Mark E. Zahorik                    Vice          Served        Vice President of Keeley Asset         N/A              N/A
Age: 44                         President        as Vice          Management Corp., Keeley
401 South LaSalle Street                        President         Investment Corp., KEELEY
Suite 1201                                      since 1997       Small Cap Value Fund, Inc.
Chicago, IL 60605                                                  and Keeley Funds, Inc.
_______________________________________________________________________________________________________________________________

John L. Keeley, III                Vice          Served        Vice President of Keeley Asset         N/A              N/A
Age: 45                         President        as Vice         Management Corp., Keeley
401 South LaSalle Street                        President         Investment Corp., Keeley
Suite 1201                                      since 2005       Small Cap Value Fund, Inc.
Chicago, IL 60605                                               (2002 - Present) and Keeley
                                                                Funds, Inc. (2005 - Present);
                                                                Trader for Mid-American and
                                                                Chicago Board of Trade (1983
                                                                          - 2001)
________________________________________________________________________________________________________________________________

                                          KEELEY funds Directors and Officers (continued)


                                                                                                  Number of           Other
                                                 Term of                                          Portfolios      Directorships
                                Position(s)    Office* and                                        Overseen         Held Outside
                                 Held with      Length of         Principal Occupation(s)         Within the         the Fund
Name, Age and Address              Fund        Time Served       During the Past Five Years      Fund Complex        Complex
____________________________   ____________   ______________   ______________________________   ______________   _______________

Emily Viehweg                    Treasurer      Served as         Treasurer of Keeley Asset           N/A              N/A
Age: 40                                         Treasurer         Management Corp., KEELEY
401 South LaSalle Street                        since 1997        Small Cap Value Fund, Inc.
Suite 1201                                                       since 2001 and Keeley Funds,
Chicago, IL 60605                                                  Inc. since 2005(formerly
                                                                Assistant Treasurer of Keeley
                                                                   Asset Management Corp.),
                                                                Assistant Treasurer of Keeley
                                                                       Investment Corp.
________________________________________________________________________________________________________________________________

Robert Kurinsky                  Secretary      Served as          Corporate Secretary and            N/A              N/A
Age: 33                                         Corporate         General Counsel of Keeley
401 South LaSalle Street                        Secretary          Asset Management Corp.,
Suite 1201                                      since 2006         Keeley Investment Corp.,
Chicago, IL 60605                                                  KEELEY Small Cap Value
                                                                 Fund, Inc. and Keeley Funds,
                                                                   Inc. since 2006, various
                                                                  legal, accounting and risk
                                                                   management positions for
                                                                 Driehaus Capital Management,
                                                                      Inc. (2001 - 2006).
________________________________________________________________________________________________________________________________

Guy Talarico                       Chief          Served        Co-Chief Executive Officer of         N/A              N/A
Age: 51                         Compliance       as Chief        Alaric Compliance Services,
41 Madison Ave                    Officer       Compliance         LLC since 2004; Senior
New York, NY 10010                             Officer since    Director of Investors Bank &
                                                   2004          Trust Institutional Custody
                                                                 Division 2001 to 2004; Vice
                                                                President of Chase Investment
                                                                 Services Group 1997 to 2001
________________________________________________________________________________________________________________________________

* Each Director serves an indefinite term until the election of a successor. Each Officer serves an indefinite term, renewed annually, until the election of a successor.

The Statement of Additional Information includes additional information about the Directors and is available upon request, without charge, by calling 1-888-933-5391.

Proxy Voting Policies and Procedure

You may obtain a description of KEELEY funds' proxy voting policies and procedures, without charge, upon request by calling 800.933.5391. That information also is included in KEELEY funds' statements of additional information, which is available on the funds' web site at www.keeleyfunds.com and the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how each KEELEY fund voted proxies relating to portfolio securities held during the twelve month period ended September 30, 2006 is available on the funds' website at www.keeleyfunds.com and the Securities and Exchange Commission's website at www.sec.gov.

Information About Portfolio Securities

KEELEY funds files a complete schedule of portfolio holding with the Securities and Exchange Commission for the quarters ending March 31, 2006 and September 30, 2006 (the first and third quarters of the funds' fiscal year) on Form N-Q. The funds' Forms N-Q are available on the Securities and Exchanges Commission's website at www.sec. gov. You may also review and copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

________________________________________________________________________________


________________________________________________________________________________

                               Investment Adviser

                                    _________

                                      KAMCO
                                    _________


                          KEELEY ASSET MANAGEMENT CORP.

                                Chicago, Illinois


                                   Distributor

                          ____________________________

                             KEELEY INVESTMENT CORP.
                          ____________________________


                             KEELEY INVESTMENT CORP.

                                Chicago, Illinois


                                    Custodian

                                 U.S. BANK, N.A.

                              Milwaukee, Wisconsin
                                  888-933-5391


                  Transfer Agent and Dividend Disbursing Agent

                         U.S. BANCORP FUND SERVICES, LLC

                              Milwaukee, Wisconsin
                                  888-933-5391


                  Independent Registered Public Accounting Firm

                           PRICEWATERHOUSECOOPERS LLP

                              Milwaukee, Wisconsin


                                     Counsel

                          MELTZER, PURTILL, STELLE LLC

                              Schaumburg, Illinois


Performance information is historical and is no guarantee of future results. The investment return and principal value of shares will fluctuate and when redeemed, may be worth more or less than the investor's original cost. This material may only be used when preceded or accompanied by the Fund's Prospectus.


       401 South LaSalle Street o Suite 1201 o Chicago o Illinois o 60605
              (312) 786-5050 o (800) 533-5344 o FAX (312) 786-5003

Item 2. Code of Ethics.

(a) The registrant has not adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer and principal financial officer, or persons performing similar functions which conforms to all of the definitions of a "code of ethics" for purposes of this item. However, the registrant does have in place a code of ethics which goes beyond the requirement of rule 17(j)-1, which addresses, among other things, conflicts of interest which may result from personal securities transactions and dealings with third parties, and certain outside activities In the judgment of management of the registrant, that code of ethics, as adopted, is reasonably designed to deter wrongdoing and promote ethical conduct, internal reporting and accountability for adherence to that code. The registrant's existing code of ethics, as so adopted, does not directly address issues of disclosure in reports that the registrant files with the Commission and other public communication or compliance with applicable governmental laws, rules and regulations. There are two people in the registrant's organization who would be required to be covered under any code of ethics adopted by the registrant which would meet the definition of a code of ethics in this item. Those persons are John Keeley, the president of the registrant, and Emily Viehweg, the treasurer of the registrant. Both John Keeley and Emily Viehweg are subject to the registrant's existing code. In the judgment of the registrant, the small size of the registrant's and adviser's staff who are involved in matters which would be covered by any such code of ethics as defined in this item, and the use and involvement of a third party service provider (administrator), independent auditors and outside counsel in those activities makes an additional code of ethics unnecessary. A copy of the registrant's existing code of ethics (which, however, does not meet all of the definitions of a "code of ethics" as defined in this item) is attached hereto as Exhibit a(1).

(b) Not Applicable

(c) Not Applicable

Item 3. Audit Committee Financial Expert.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. That audit committee financial expert is Mr. Jerome J. Klingenberger. Mr. Klingenberger is one of the members of the board of directors and is "independent" for purposes of this Item. Since the registrant does not have a separate audit committee, the entire board of directors constitutes the audit committee, and as a member of the board of directors, Mr. Klingenberger is a member of the audit committee for purposes of this Item.

Item 4. Principal Accountant Fees and Services

The aggregate fees for each of the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit fees.

     Fiscal year ended September 30, 2006  $35,000

     Fiscal year ended September 30, 2005 $11,000

(b) Audit-related fees.

     None.

(c) Tax fees.

     Fiscal year ended September 30, 2006  $8,170

     Fiscal year ended September 30, 2005 $3,880

(d) All other fees.

     None.

(e)

     (1) It is the policy of the registrant's Board of Directors to pre-approve all audit and non-audit services at a regularly scheduled meeting of the Board of Directors.

     (2) During 2006, all of the audit and non-audit services provided by the registrant's principal accountant were pre-approved by the registrant's Board of Directors.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics - Filed as an attachment to this filing as Exhibit a(1) (the code, as filed, does not meet the definition of a "Code of Ethics" as defined in this Form N-CSR).

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) (Exhibits a(2)(i) and (a)(2)(ii)).

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as attachments to this filing (Exhibits (b)(i) and (b)(ii)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEELEY Small Cap Value Fund, Inc.


By:  /s/ John L. Keeley, Jr.
     _______________________________

     John L. Keeley, Jr.
     President

Date: December 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ John L. Keeley, Jr.
     ____________________________________

     John L. Keeley, Jr.
     President

Date: December 7, 2006


By:  /s/ Emily Viehweg
     ____________________________________

     Emily Viehweg
     Treasurer

Date: December 7, 2006